Income Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxation
20. INCOME TAXATION
Enstar Group Limited is incorporated under the laws of Bermuda and under Bermuda law is not required to pay taxes in Bermuda based upon income or capital gains. The Company, under the Exempted Undertakings Tax Protection Act of 1966, is protected against any legislation that may be enacted in Bermuda which would impose any tax on profits, income, or gain until March 31, 2035.
We have foreign operating subsidiaries and branch operations principally located in the United States, United Kingdom, Continental Europe and Australia that are subject to federal, foreign, state and local taxes in those jurisdictions. The undistributed earnings from our foreign subsidiaries will be indefinitely reinvested in those jurisdictions where the undistributed earnings were earned.
Deferred tax liabilities have not been accrued with respect to the undistributed earnings of our foreign subsidiaries. Generally, when earnings are distributed as dividends, withholding taxes may be imposed by the jurisdiction of the paying subsidiary. For our U.S. subsidiaries, we have not currently accrued any withholding taxes with respect to unremitted earnings because, solely for U.S. Federal income tax purposes, there are no accumulated positive earnings and profits that could be subject to U.S. dividend withholding tax. For our United Kingdom subsidiaries, there are no withholding taxes imposed as a matter of UK domestic tax law. For our other foreign subsidiaries, an insignificant amount of earnings is indefinitely reinvested; however, it would not be practicable to compute the related amounts of withholding taxes due to a variety of factors, including the amount, timing and manner of any repatriation. Because we operate in many jurisdictions, our net earnings are subject to risk due to changing tax laws and tax rates around the world. The current, rapidly changing economic environment may increase the likelihood of substantial changes to tax laws in the jurisdictions in which we operate.
Income Tax Expense
The following table presents earnings (loss) before income taxes by jurisdiction attributable to continuing operations, including earnings from equity method investments, for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Domestic (Bermuda)	$1,503,505	$576,338	$(232,743)
Foreign	231,444	356,878	15,293
Total earnings (loss) before income taxes attributable to continuing operations	$1,734,949	$933,216	$(217,450)

The following table presents our current and deferred income tax expense (benefit) attributable to continuing operations by jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Current:
Domestic (Bermuda)	$—	$—	$—
Foreign	15,232	16,330	(917)
	15,232	16,330	(917)
Deferred:
Domestic (Bermuda)	—	—	—
Foreign	8,595	(3,958)	(2,772)
	8,595	(3,958)	(2,772)
Total income tax expense (benefit) attributable to continuing operations	$23,827	$12,372	$(3,689)
The actual effective income tax rate differs from the statutory rate of 0 percent under Bermuda law to earnings (loss) attributable to continuing operations before income taxes, including earnings (loss) from equity method investments for the years ended December 31, 2020, 2019 and 2018 as shown in the following reconciliation:

	2020	2019	2018
Earnings (loss) before income taxes	$1,734,949	$933,216	$(217,450)
Bermuda income taxes at statutory rate	0.0%	0.0%	0.0%
Foreign income tax rate differential	1.2%	8.6%	0.6%
Change in valuation allowance	0.1%	(7.2)%	(1.8)%
U.S. base erosion and anti-abuse tax	—%	0.3%	(0.3)%
Other	0.1%	(0.4)%	3.2%
Effective tax rate	1.4%	1.3%	1.7%
Our effective tax rate is generally driven by the geographical distribution of our pre-tax earnings between our taxable and non-taxable jurisdictions.
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities (included in other assets and other liabilities, respectively, on the consolidated balance sheet) reflect the tax effect of the differences between the financial statement carrying amount and the income tax bases of assets and liabilities. Significant components of the deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019 were as follows:

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$141,459	$144,609
Insurance reserves	22,238	7,535
Unearned premiums	68	151
Provisions for bad debt	407	6,172
Defendant asbestos and environmental liabilities	121,006	140,000
Other deferred tax assets	16,696	3,230
Deferred tax assets	301,874	301,697
Valuation allowance	(118,229)	(117,390)
Deferred tax assets, net of valuation allowance	183,645	184,307

Deferred tax liabilities:
Unrealized gains on investments	(20,185)	(14,079)
Lloyd's underwriting profit taxable in future periods	(15,555)	(8,852)
Deferred policy acquisition cost	—	(8,267)
Other deferred tax liabilities	(9,242)	(13,390)
Deferred tax liabilities	(44,982)	(44,588)

Net deferred tax asset	$138,663	$139,719
Net Deferred Tax Asset (Liability) Balance by Major Jurisdiction:

	December 31,
	2020	2019
	Net Deferred Tax Asset	Net Deferred Tax Asset
United States	$156,730	$154,700
United Kingdom	(18,095)	(16,074)
Other	28	1,093
Total	$138,663	$139,719
Net Operating Loss Carryforwards:
As of December 31, 2020, we had net operating loss carryforwards that could be available to offset future taxable income, as follows:

Tax Jurisdiction	Loss Carryforwards	Tax effect	Expiration
Operating and Capital Loss Carryforwards:
United States - Net operating loss	$428,732	$90,034	2024-2038
United Kingdom	185,230	35,194	Indefinitely
Luxembourg	17,200	4,300	2035-2036
Other	48,683	11,931	Indefinitely
The U.S. and UK net operating loss carryforwards are also subject to certain utilization limitations and have been considered in management's assessment of Valuation Allowance.
Assessment of Valuation Allowance on Deferred Tax Assets
As of December 31, 2020 and 2019, we had deferred tax asset valuation allowances of $118.2 million and $117.4 million, respectively, related to foreign subsidiaries. We recorded a net increase of $0.8 million in our deferred tax valuation allowance primarily due to a change in deferred tax assets which management does not believe meet the "more likely than not" realization standard.
The realization of deferred tax assets is dependent on generating sufficient taxable income in future periods in which the tax benefits are deductible or creditable. The amount of the deferred tax asset considered realizable, however, could be revised in the future if estimates of future taxable income change. Income taxes are determined and assessed jurisdictionally by legal entity or by filing group. Certain jurisdictions require or allow combined or consolidated tax filings. We have estimated future taxable income of our foreign subsidiaries and provided a valuation allowance in respect of those assets where we do not expect to realize a benefit. We have considered all available evidence using a “more likely than not” standard in determining the amount of the valuation allowance. We considered the following evidence: (i) net earnings or losses in recent years; (ii) the future sustainability and likelihood of positive net earnings of our subsidiaries; (iii) the carryforward periods of tax losses including the effect of reversing temporary differences; and (iv) tax planning strategies, in making our determination. The assumptions used in determining future taxable income require significant judgment and any changes in these assumptions could have an impact on earnings.
Unrecognized Tax Benefits
During the years ended December 31, 2020, 2019 and 2018, there were no unrecognized tax benefits. There were no accruals for the payment of interest and penalties related to unrecognized tax benefits as of each of December 31, 2020, 2019 and 2018.
Open Tax Years
Our operating subsidiaries may be subject to audit by various tax authorities and may have different statutes of limitations expiration dates. Tax authorities may propose adjustments to our income taxes. Listed below are the tax years that remain subject to examination by a major tax jurisdiction as of December 31, 2020:

Major Tax Jurisdiction	Open Tax Years
United States	2017-2020
United Kingdom	2019-2020
Australia	2015-2020